Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of a reconciliation of income tax expense
	For the years ended December 31
	2020	2019
Non-PRC operations	$(46,483)	$(19,742)
PRC operations	2,004,584	2,377,914
Total income before income taxes	$1,958,101	$2,358,172

Schedule of income tax expense
	For the years ended December 31,
	2020	2019
Current tax expense
PRC	$26,946	$32,442
Deferred tax expense
PRC	242,296	306,736
Total income tax expense	$269,242	$339,178

Schedule of deferred tax assets and liabilities
	As of December 31,
	2020	2019
Deferred tax assets
Net operating loss	$408	$2,867
Deferred revenue	188,072	190,798
Unbilled cost	165,244	249,741
Software amortization	200,428	99,574
Allowance for doubtful accounts	28,252	30,597
Inventories obsolescence	26,956	4,035
Accrued Bonus	46,792	30,152
Other	20,676	16,352
Total deferred tax assets	676,828	625,676
Deferred tax liabilities
Unbilled revenue	(1,485,397)	(1,144,704)
Deferred government subsidiary income	(45,308)	(42,475)
Unrealized gain on short-term investment	(2,133)	(780)
Other	(1,354)	(1,374)
Total deferred tax liabilities	(1,534,192)	(1,189,333)
Net deferred tax liabilities	$(857,364)	$(563,657)

Schedule of a reconciliation of income tax expense
	For the years ended December 31,
	2020	2019
PRC statutory tax rate	25.0%	25.0%
Permanent difference
For inventory loss	0.1%	0.7%
For deferred offering costs	(2.5)%	(3.8)%
For others	0.8%	(0.3)%
Tax holiday effect	(9.6)%	(7.2)%
Effective tax rate	13.8%	14.4%